Operating expenses (Tables)	6 Months Ended
Jun. 30, 2023
Operating Expenses [Abstract]
Schedule of operating expenses

	Half-year to 30 Jun 2023 £m	Half-year to 30 Jun 2022[1] £m	Half-year to 31 Dec 2022[1] £m

Staff costs:
Salaries and social security costs	1,695	1,631	1,679
Pensions and other post-retirement benefit schemes (note 19)	153	235	220
Restructuring and other staff costs	185	154	153
	2,033	2,020	2,052
Premises and equipment costs[2]	179	140	192
Other expenses:
UK bank levy	–	–	148
Regulatory and legal provisions (note 20)	70	79	176
Other	1,448	1,232	1,324
	1,518	1,311	1,648
Depreciation and amortisation	1,333	1,210	1,186
Operating expenses before adjustment for:	5,063	4,681	5,078
Amounts attributable to the acquisition of insurance and participating investment contracts	(82)	(80)	(88)
Amounts reported within insurance service expenses	(207)	(183)	(171)
Total operating expenses	4,774	4,418	4,819
[1]    Restated for the presentational changes and the adoption of IFRS 17; see notes 1, 24 and 25. Communications and data processing costs, previously reported separately, are now reported within other.
[2]    Net of profits on disposal of operating lease assets of £67 million (half-year to 30 June 2022: £110 million; half-year to 31 December 2022: £87 million).